Federated Hermes Capital Income Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—39.5%
		Communication Services—3.0%
14,944		Alphabet, Inc., Class A	$ 3,181,727
19,965		Array Digital Infrastructure, Inc.	1,074,716
173,131		AT&T, Inc.	5,071,007
32,666		Deutsche Telekom AG, Class REG	1,194,735
9,590		Meta Platforms, Inc.	7,084,133
56,861		Verizon Communications, Inc.	2,514,962
		TOTAL	20,121,280
		Consumer Discretionary—2.8%
14,277	[1]	Amazon.com, Inc.	3,269,433
70,779		Bath & Body Works, Inc.	2,067,454
40,000	[1]	HBX Group International PLC	347,562
1,969		Home Depot, Inc.	800,930
26,201		Nike, Inc., Class B	2,027,171
113,560	[1]	PENN Entertaintment, Inc.	2,297,319
169,836		The Wendy’s Co.	1,801,960
6,738	[1]	Ulta Beauty, Inc.	3,320,015
30,458		Whirlpool Corp.	2,837,163
		TOTAL	18,769,007
		Consumer Staples—2.3%
1,931		Costco Wholesale Corp.	1,821,551
116,170		JBS NV-A	1,883,116
12,673		Philip Morris International, Inc.	2,118,038
15,794		Procter & Gamble Co.	2,480,290
53,226		The Coca-Cola Co.	3,672,062
41,273		WalMart, Inc.	4,002,655
		TOTAL	15,977,712
		Energy—1.9%
22,443		Chevron Corp.	3,604,346
22,946		ConocoPhillips	2,270,966
35,201		Exxon Mobil Corp.	4,023,122
8,000	[1]	Infinity Natural Resources, Inc.	119,200
14,123		TotalEnergies SE	886,346
6,090		Valero Energy Corp.	925,741
14,892		Williams Cos., Inc.	861,949
		TOTAL	12,691,670
		Financials—7.8%
10,723		American Express Co.	3,552,316
14,658	[1]	American Integrity Insurance Group, Inc.	293,013
29,537		American International Group, Inc.	2,401,949
10,268		Assurant, Inc.	2,213,884
87,999		Bank of America Corp.	4,465,069
2,145		BlackRock, Inc.	2,417,715
9,016		Capital One Financial Co.	2,048,616
21,754		Charles Schwab Corp.	2,084,903
68,159		Citizens Financial Group, Inc.	3,563,353
11,717		Intercontinental Exchange, Inc.	2,069,222
33,248		JPMorgan Chase & Co.	10,021,612

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
11,980		KKR & Co., Inc.	$ 1,671,090
8,871		Progressive Corp., OH	2,191,669
5,007		S&P Global, Inc.	2,746,039
17,558		UMB Financial Corp.	2,140,320
12,089		Visa, Inc., Class A	4,252,668
26,837		Wells Fargo & Co.	2,205,465
8,612		Willis Towers Watson PLC	2,814,316
		TOTAL	53,153,219
		Health Care—4.2%
6,291		Abbott Laboratories	834,564
10,373		AbbVie, Inc.	2,182,479
23,512		AstraZeneca PLC	3,758,764
13,708	[1]	Boston Scientific Corp.	1,446,194
6,621		Danaher Corp.	1,362,734
69,940	[1]	Elanco Animal Health, Inc.	1,283,399
4,253		Eli Lilly & Co.	3,115,663
2,807		Humana, Inc.	852,374
8,842		Johnson & Johnson	1,566,537
2,893		McKesson Corp.	1,986,450
25,828		Medtronic PLC	2,397,097
92,339		Pfizer, Inc.	2,286,314
9,084		Sanofi	902,559
4,528		Thermo Fisher Scientific, Inc.	2,231,036
7,712		UnitedHealth Group, Inc.	2,389,717
		TOTAL	28,595,881
		Industrials—4.2%
8,723	[1]	Builders Firstsource, Inc.	1,209,706
29,853		Delta Air Lines, Inc.	1,844,318
4,925		Dover Corp.	880,885
7,027		Eaton Corp. PLC	2,453,407
6,787		GE Aerospace	1,867,782
3,158		GE Vernova, Inc.	1,935,759
24,610		Knight-Swift Transportation Holdings, Inc.	1,080,379
3,584		Northrop Grumman Corp.	2,114,703
5,725		Parker-Hannifin Corp.	4,347,279
15,101		RTX Corp.	2,395,019
5,134	[1]	Saia, Inc.	1,522,026
7,797	[1]	Siemens Energy AG	827,655
14,880		Stanley Black & Decker, Inc.	1,105,435
1,890		United Rentals North America, Inc.	1,807,483
12,711		Waste Management, Inc.	2,877,643
		TOTAL	28,269,479
		Information Technology—8.6%
2,198	[1]	Adobe, Inc.	784,027
10,343	[1]	Advanced Micro Devices, Inc.	1,682,082
44,499		Apple, Inc.	10,329,998
8,303		Applied Materials, Inc.	1,334,790
13,590	[1]	Arista Networks, Inc.	1,855,714
33,181		Broadcom, Inc.	9,867,698
14,290		Dell Technologies, Inc.	1,745,523
7,143		IBM Corp.	1,739,249
9,000	[1]	Innoscripta SE	1,274,663

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
15,997		Microchip Technology, Inc.	$ 1,039,805
23,466		Microsoft Corp.	11,889,988
3,802		Motorola Solutions, Inc.	1,796,293
44,233		NVIDIA Corp.	7,704,504
10,063	[1]	Qualco Group S.A.	64,924
9,246		Salesforce, Inc.	2,369,287
16,995		TD SYNNEX Corp.	2,516,450
		TOTAL	57,994,995
		Materials—1.4%
37,122		Freeport-McMoRan, Inc.	1,648,217
6,684		Linde PLC	3,196,890
13,107		LyondellBasell Industries N.V.	738,580
33,644	[1]	MP Materials Corp.	2,393,434
6,500		Vulcan Materials Co.	1,892,540
		TOTAL	9,869,661
		Real Estate—1.6%
10,844		American Tower Corp.	2,210,549
31,353		Brixmor Property Group, Inc.	877,570
2,717		Equinix, Inc.	2,136,078
23,678		NNN REIT, Inc.	1,016,023
13,820		ProLogis, Inc.	1,572,440
114,953		RLJ Lodging Trust	885,138
6,683		Simon Property Group, Inc.	1,207,351
6,294		Sun Communities, Inc.	798,520
		TOTAL	10,703,669
		Utilities—1.7%
144,296		CenterPoint Energy, Inc.	5,441,402
78,852		PPL Corp.	2,875,733
33,256		Southern Co.	3,069,529
		TOTAL	11,386,664
		TOTAL COMMON STOCKS (IDENTIFIED COST $197,356,522)	267,533,237
		U.S. TREASURIES—8.3%
		U.S. Treasury Bond—2.6%
$19,100,000		United States Treasury Bond, 4.500%, 11/15/2054	17,825,671
		U.S. Treasury Note—5.7%
3,500,000		United States Treasury Note, 4.000%, 5/31/2030	3,548,854
19,400,000		United States Treasury Note, 4.125%, 2/28/2027	19,512,270
15,300,000		United States Treasury Note, 4.250%, 11/15/2034	15,402,798
		TOTAL	38,463,922
		TOTAL U.S. TREASURIES (IDENTIFIED COST $56,760,006)	56,289,593
		PREFERRED STOCKS—5.7%
		Communication Services—1.4%
44,564		Google, Issued by JP Morgan Chase & Co., ELN, 4.000%, 2/19/26	9,290,257
		Consumer Discretionary—1.1%
32,827		Amazon, Issued by JP Morgan Chase & Co., ELN, 3%, 12/17/2025	7,481,930
		Financials—1.4%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	4,302,600
60,000		Ares Management Corp., Conv. Pfd., 6.750%	3,291,000
31,200		KKR & Co., Inc., Conv. Pfd., Series D, 6.250%	1,701,960
		TOTAL	9,295,560

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Industrials—0.3%
28,000	Boeing Co., Conv. Pfd., 6.000%	$ 2,083,760
	Information Technology—0.5%
58,591	Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	3,691,819
	Materials—0.2%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	1,460,760
	Utilities—0.8%
129,000	NextEra Energy, Inc., Conv. Pfd., 6.926%	5,290,290
	PREFERRED STOCKS (IDENTIFIED COST $35,676,635)	38,594,376
	CORPORATE BONDS—1.7%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	73,585
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,216
	TOTAL	96,801
	Capital Goods - Aerospace & Defense—0.0%
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	71,641
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,683
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,873
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	54,889
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	49,770
	TOTAL	229,856
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	38,741
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,527
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	14,844
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	22,770
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	80,157
	TOTAL	133,298
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	102,594
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	94,062
	TOTAL	196,656
	Communications - Cable & Satellite—0.1%
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	74,287
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	71,112
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	197,831
	TOTAL	343,230
	Communications - Media & Entertainment—0.0%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	35,738
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,354
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	33,728
	TOTAL	93,820
	Communications - Telecom Wireless—0.1%
50,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	44,917
60,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	53,180
120,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	115,011
85,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	80,365
	TOTAL	293,473
	Communications - Telecom Wirelines—0.1%
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	163,495

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	$ 128,479
60,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	42,693
	TOTAL	334,667
	Consumer Cyclical - Automotive—0.0%
50,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	50,052
50,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	43,529
	TOTAL	93,581
	Consumer Cyclical - Retailers—0.0%
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	128,532
110,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	106,052
	TOTAL	234,584
	Consumer Cyclical - Services—0.0%
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	75,252
	Consumer Non-Cyclical - Food/Beverage—0.1%
132,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	120,607
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	102,947
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	141,152
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	79,701
75,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	75,742
40,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	39,052
80,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	73,179
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	81,435
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	130,331
	TOTAL	844,146
	Consumer Non-Cyclical - Health Care—0.0%
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	75,902
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	47,954
	TOTAL	123,856
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
185,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	178,313
35,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	35,942
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	183,898
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	52,668
175,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	145,313
	TOTAL	596,134
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	57,375
	Consumer Non-Cyclical - Tobacco—0.1%
105,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	111,231
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	153,005
	TOTAL	264,236
	Energy - Independent—0.0%
45,000	APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	42,718
55,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	56,904
	TOTAL	99,622
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,993
	Energy - Midstream—0.1%
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,454
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	123,465
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	103,080
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	28,293

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	$ 125,383
	TOTAL	410,675
	Financial Institution - Banking—0.5%
210,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	194,259
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	72,356
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	103,068
130,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	122,993
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	149,964
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	93,952
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	128,554
250,000	Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,975
110,000	FNB Corp. (PA), 5.722%, 12/11/2030	112,179
170,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	168,461
60,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	63,293
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	249,338
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	129,220
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	90,751
210,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	208,823
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	71,928
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	134,330
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,817
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	41,260
225,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	229,442
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	108,942
40,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	41,310
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	83,436
65,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	67,638
100,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	94,120
55,000	U.S. Bancorp, 5.100%, 7/23/2030	56,598
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	197,432
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	94,446
	TOTAL	3,427,885
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	43,138
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	152,198
100,000	Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	100,154
	TOTAL	252,352
	Financial Institution - Insurance - Life—0.0%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	164,462
	Financial Institution - Insurance - P&C—0.1%
50,000	Aon North America, Inc., 5.750%, 3/1/2054	49,035
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	99,715
55,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	56,013
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	335,630
	TOTAL	540,393
	Financial Institution - REIT - Apartment—0.0%
80,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	79,103
	Financial Institution - REIT - Healthcare—0.0%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	100,114
85,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	78,349
	TOTAL	178,463

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.0%
$ 105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$ 85,200
	Financial Institution - REIT - Other—0.0%
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	101,359
	Financial Institution - REIT - Retail—0.0%
100,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	99,866
	Technology—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	27,314
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	35,637
45,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	44,574
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	87,419
75,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	77,446
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,177
100,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	97,127
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	50,834
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	49,175
45,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	48,768
75,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	74,274
50,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	53,188
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	36,079
55,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	53,838
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	30,717
	TOTAL	770,567
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	60,575
	Transportation - Services—0.0%
50,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	51,140
	Utility - Electric—0.2%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	83,849
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	68,848
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	136,112
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	133,129
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	101,917
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	41,239
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	223,788
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	22,820
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	66,472
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	101,515
75,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	61,972
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	174,613
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	42,313
	TOTAL	1,258,587
	TOTAL CORPORATE BONDS (IDENTIFIED COST $12,206,079)	11,723,086
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
	Commercial Mortgage—0.4%
875,000	Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	873,786
1,225,000	Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,228,457
285,000	Bank 2022-BNK40, Class A4, 3.503%, 3/15/2064	264,731
400,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	393,516
	TOTAL	2,760,490
	Federal Home Loan Mortgage Corporation—0.4%
897,788	Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	891,037
821,874	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	776,486

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	$ 538,376
		TOTAL	2,205,899
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,190,226)	4,966,389
		COLLATERALIZED MORTGAGE OBLIGATION—0.2%
		Non-Agency Mortgage-Backed Securities—0.2%
1,594,688		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052 (IDENTIFIED COST $1,500,015)	1,303,408
		ASSET-BACKED SECURITY—0.1%
		Financial Services—0.1%
725,297		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $719,122)	721,421
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	40,323
		INVESTMENT COMPANIES—42.7%
2,618,608		Bank Loan Core Fund	22,493,844
9,607,130		Emerging Markets Core Fund	86,175,958
2,356,911		Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[2]	2,356,911
15,875,412		High Yield Bond Core Fund	90,966,108
10,352,207		Mortgage Core Fund	86,647,976
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $338,512,131)	288,640,797
		TOTAL INVESTMENT IN SECURITIES—99% (IDENTIFIED COST $647,920,736)	669,812,630
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	7,016,643
		NET ASSETS—100%	$676,829,273
At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	663	$138,261,398	December 2025	$135,733
United States Treasury Notes 5-Year Long Futures	205	$22,441,094	December 2025	$73,590
United States Treasury Notes 10-Year Long Futures	24	$2,700,000	December 2025	$11,581
United States Treasury Notes 10-Year Ultra Long Futures	4	$457,625	December 2025	$2,054
Short Futures:
United States Treasury Ultra Bond Short Futures	253	$29,490,313	December 2025	$50,016
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$272,974
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2025	Shares Held as of 8/31/2025	Dividend Income
Bank Loan Core Fund	$15,628,159	$7,170,689	$—	$(305,004)	$—	$22,493,844	2,618,608	$1,170,691
Emerging Markets Core Fund	$97,226,756	$—	$(12,000,000)	$(13,841)	$963,043	$86,175,958	9,607,130	$5,215,569
Federated Hermes Government Obligations Fund, Premier Shares	$522,971	$63,416,003	$(61,582,063)	$—	$—	$2,356,911	2,356,911	$87,639
High Yield Bond Core Fund	$79,638,461	$10,000,000	$—	$1,327,647	$—	$90,966,108	15,875,412	$4,043,812
Mortgage Core Fund	$100,545,493	$6,850,000	$(20,732,500)	$2,877,548	$(2,892,565)	$86,647,976	10,352,207	$3,452,223
TOTAL OF AFFILIATED TRANSACTIONS	$293,561,840	$87,436,692	$(94,314,563)	$3,886,350	$(1,929,522)	$288,640,797	40,810,268	$13,969,934

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$244,792,623	$—	$—	$244,792,623
International	13,483,406	9,257,208	—	22,740,614
Preferred Stocks
Domestic	21,822,189	16,772,187	—	38,594,376
Debt Securities:
U.S. Treasuries	—	56,289,593	—	56,289,593
Corporate Bonds	—	11,723,086	—	11,723,086
Commercial Mortgage-Backed Securities	—	4,966,389	—	4,966,389
Collateralized Mortgage Obligation	—	1,303,408	—	1,303,408
Asset-Backed Security	—	721,421	—	721,421
Warrant	—	40,323	—	40,323
Investment Companies	288,640,797	—	—	288,640,797
TOTAL SECURITIES	$568,739,015	$101,073,615	$—	$669,812,630
Other Financial Instruments:[1]
Assets	$272,974	$—	$—	$272,974

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit